Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 89,440		¥ 83,788
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness | $		$ 0		$ 0
Hedging instrument [member] | Interest rate benchmark reform [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,716,476		5,669,889
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Translating foreign operations reserve, balance remaining	37,927		37,927
Changes in translating foreign operations reserve	208,446		203,339
Fair value hedges [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	591,904		265,701
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses | $					$ 0	$ 0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	4,578		320
Fair value hedges [Member] | Stock price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items			14,821
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses | $					$ 0	$ 0
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	¥ (25)		¥ (122)